Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operations and summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method, low end of range (as a percent)	20.00%
Ownership percentage of investments in companies accounted for under the equity method, high end of range (as a percent)	50.00%
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method (as a percent)	20.00%
Security deposit related to a deposit obligation			$ 232
Standard invoice terms, maximum extension period (in years)	1
Standard invoice terms, amount of extension allowed to receivables	221	312	544
Percentage of consolidated sales representing extension to standard invoice terms not more than one year (as a percent)	1.00%	1.00%	1.00%
Percentage of value of inventories on the LIFO basis to total inventories (as a percent)	70.00%	70.00%	70.00%
Incremental value of inventory if FIFO method had been in use	2,575	3,022	3,216
Depreciation on equipment leased to others	690	713	724
Consolidated depreciation expense	$ 2,202	$ 2,254	$ 1,907
Maximum amortizable period of purchased intangibles	20